Shareholder Report, Average Annual Return (Details) 195447_Tema International Durable Quality ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema International Durable Quality ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema International Durable Quality ETF NAV
Average Annual Return, Percent	9.09%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	5.89%